Investment Income - Summary of Investment Income (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Investment Income [line items]
Dividend income		€ 115	€ 102	€ 80
Gains (losses) on disposals of investments	[1]	117	(123)	1
Reversal of impairment loss recognised in profit or loss				3
Impairments of available-for-sale equity securities				(6)
Income from and fair value gains/losses on investment properties		27	4	3
Investment income	[1]	188	183	192
Financial assets at fair value through other comprehensive income [member]
Disclosure of Investment Income [line items]
Reversal of impairment loss recognised in profit or loss		1	16
Realised gains/losses and impairments of debt securities		46	77	67
Debt securities [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of Investment Income [line items]
Gains (losses) on disposals of investments		€ 46	€ 77
Available for sale debt securities [member]
Disclosure of Investment Income [line items]
Gains (losses) on disposals of investments				64
Available for sale debt securities [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of Investment Income [line items]
Reversal of impairment loss recognised in profit or loss				3
Equity securities [member]
Disclosure of Investment Income [line items]
Gains (losses) on disposals of investments				48
Realised gains/losses and impairments				€ 42

[1]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.